Goodwill and Identifiable Intangible Assets - Summary of Goodwill Balances by Segment Reporting Structure (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Impact of Foreign Currency Translation	$ (36.6)
Gross Carrying Value	4,205.6	4,242.2
Accumulated Impairment	(1,091.0)	(1,091.0)
Carrying Value	3,114.6	3,151.2
Food Care [Member]
Goodwill [Line Items]
Impact of Foreign Currency Translation	(4.0)
Gross Carrying Value	833.7	837.7
Accumulated Impairment	(208.0)	(208.0)
Carrying Value	625.7	629.7
Diversey Care [Member]
Goodwill [Line Items]
Impact of Foreign Currency Translation	(32.0)
Gross Carrying Value	1,994.1	2,026.1
Accumulated Impairment	(883.0)	(883.0)
Carrying Value	1,111.1	1,143.1
Product Care [Member]
Goodwill [Line Items]
Impact of Foreign Currency Translation	0.1
Gross Carrying Value	1,372.8	1,372.7
Carrying Value	1,372.8	1,372.7
Other [Member]
Goodwill [Line Items]
Impact of Foreign Currency Translation	(0.7)
Gross Carrying Value	5.0	5.7
Carrying Value	$ 5.0	$ 5.7